Document And Entity Information	Mar. 31, 2021
Document Information Line Items
Entity Registrant Name	Clever Leaves Holdings Inc.
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001819615
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2021
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A1